Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 128
Advances to suppliers	230	$ 153
Prepaid expenses	334	307
Other	33	30
Other accounts receivables and prepaid expenses	$ 725	$ 490